Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss for the period	[1]	$ (1,828)	$ (1,526)
Adjustments to reconcile net loss to net cash from (used in) operating activities:
Exchange differences on cash and cash equivalent		46
Amortization of intangible assets		347	284
Depreciation		3
Accrued interest and amortization of discount on third party, related party and shareholders’ loans			135
Loss from change in the fair value of a financial asset at fair value		90
Equity losses	[1]	89
Change in fair value of derivative liabilities		(341)
Changes in deferred taxes, net		(27)	11
Changes in operating assets and liabilities:
Decrease in trade receivables		196	349
Decrease (increase) in related parties balance		(2)	45
Operating lease right-of-use assets		(30)
Operating lease liabilities		31
Decrease (increase) in other receivables		219	(35)
Increase in inventory		(752)	(604)
Increase in accounts payable and other payables		790	287
Net cash used in operating activities		(1,169)	(1,054)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment		(8)	(3)
Purchase of SciSparc Nutraceuticals Inc.(see note 3.a)		(2,993)
Purchase of intangible asset (see note 3.c)		(1,682)
Net cash used in investing activities		(4,683)	(3)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Short term loan received			731
Short term loan repaid		(86)
Net cash from (used in) financing activities		(86)	731
NET DECREASE IN CASH AND CASH EQUIVALENTS		(5,938)	(326)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD		8,137	393
LOSSES FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS		(46)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		2,153	67
Supplemental disclosure of cash flow information:
Taxes paid		28	15
Interest paid		2	36
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in other payables			497
Issuance of 247,415 ordinary shares to SciSparc Ltd. in consideration for 360,297 ordinary shares (see note 3.b)		288
Consideration payable to sellers of Fort Products Ltd. included in other payables		349
Consideration payable to seller of SciSparc Nutraceuticals Inc. shares included in other payables		41
Substantial modification of shareholders’ loans recorded in equity			$ 982

[1]	Except share and per share information